VILLERE BALANCED FUND
                     Series of Trust for Investment Managers

               Supplement to Prospectuses Dated December 29, 2001
--------------------------------------------------------------------------------

     The Board of Trustees has approved the reorganization of the Villere Balanced Fund into Villere Balanced Fund, a series of Professionally Managed Portfolios ("New Fund"). A shareholder meeting is currently scheduled for June 6, 2002 to consider the matter. If approved by shareholders, the proposed reorganization will take place the following day or as soon as possible thereafter, upon receipt of all of the necessary regulatory approvals and legal opinions.

     Under the proposal, the assets and liabilities of the Fund would be transferred to the New Fund, and shares of the Fund would be exchanged, on a tax-free basis, for an equivalent dollar amount of New Fund shares. Therefore, you will hold the shares of the New Fund equal in value to shares of the Fund. St. Denis J. Villere & Co. will continue to serve as investment adviser, carrying out an investment program for the New Fund that is identical to the Fund. The New Fund will be identical to the Fund with respect to business operations and service providers, as well as fees and expenses.

     Further  details  will  be  provided  in  a  proxy   statement   mailed  to
shareholders of record as of April 30, 2002.

               Please retain this Supplement with your Prospectus.


MAY 2, 2002




                              FUND*X UPGRADER FUND
                     Series of Trust for Investment Managers

                Supplement to Prospectuses Dated October 10, 2001
--------------------------------------------------------------------------------


     The Board of Trustees has approved the reorganization of the Fund*X Upgrader Fund into Fund*X Upgrader Fund, a series of Professionally Managed Portfolios ("New Fund"). A shareholder meeting is currently scheduled for June 6, 2002 to consider the matter. If approved by shareholders, the proposed reorganization will take place the following day or as soon as possible thereafter, upon receipt of all of the necessary regulatory approvals and legal opinions.

     Under the proposal, the assets and liabilities of the Fund would be transferred to the New Fund, and shares of the Fund would be exchanged, on a tax-free basis, for an equivalent dollar amount of New Fund shares. Therefore, you will hold the shares of the New Fund equal in value to shares of the Fund. DAL Investment Company, LLC will continue to serve as investment adviser, carrying out an investment program for the New Fund that is identical to the Fund. The New Fund will be identical to the Fund with respect to business operations and service providers, as well as fees and expenses.

     Further  details  will  be  provided  in  a  proxy   statement   mailed  to
shareholders of record as of April 30, 2002.


               Please retain this Supplement with your Prospectus.


MAY 2, 2002




                           GILFORD OAKWOOD EQUITY FUND
                     Series of Trust for Investment Managers

                 Supplement to Prospectuses Dated April 30, 2002
--------------------------------------------------------------------------------


     The Board of Trustees has approved the reorganization of the Gilford Oakwood Equity Fund into Gilford Oakwood Equity Fund, a series of Advisors Series Trust ("New Fund"). A shareholder meeting is currently scheduled for June 6, 2002 to consider the matter. If approved by shareholders, the proposed reorganization will take place the following day or as soon as possible thereafter, upon receipt of all of the necessary regulatory approvals and legal opinions.

     Under the proposal, the assets and liabilities of the Fund would be transferred to the New Fund, and shares of the Fund would be exchanged, on a tax-free basis, for an equivalent dollar amount of New Fund shares. Therefore, you will hold the shares of the New Fund equal in value to shares of the Fund. Oakwood Capital Management, LLC will continue to serve as investment adviser, carrying out an investment program for the New Fund that is identical to the Fund. The New Fund will be identical to the Fund with respect to business operations and service providers, as well as fees and expenses.

     Further  details  will  be  provided  in  a  proxy   statement   mailed  to
shareholders of record as of April 30, 2002.



               Please retain this Supplement with your Prospectus.



MAY 2, 2002



                             SYM SELECT GROWTH FUND
                     Series of Trust for Investment Managers

                 Supplement to Prospectuses Dated April 30, 2002
--------------------------------------------------------------------------------


     The Board of Trustees has approved the reorganization of the SYM Select Growth Fund into SYM Select Growth Fund, a series of Advisors Series Trust ("New Fund"). A shareholder meeting is currently scheduled for June 6, 2002 to consider the matter. If approved by shareholders, the proposed reorganization will take place the following day or as soon as possible thereafter, upon receipt of all of the necessary regulatory approvals and legal opinions.

     Under the proposal, the assets and liabilities of the Fund would be transferred to the New Fund, and shares of the Fund would be exchanged, on a tax-free basis, for an equivalent dollar amount of New Fund shares. Therefore, you will hold the shares of the New Fund equal in value to shares of the Fund. SYM Financial Corporation will continue to serve as investment adviser, carrying out an investment program for the New Fund that is identical to the Fund. The New Fund will be identical to the Fund with respect to business operations and service providers, as well as fees and expenses.

     Further  details  will  be  provided  in  a  proxy   statement   mailed  to
shareholders of record as of April 30, 2002.


               Please retain this Supplement with your Prospectus.


MAY 2, 2002



                                  MCCARTHY FUND
                     Series of Trust for Investment Managers

                  Supplement to Prospectuses Dated July 5, 2001
--------------------------------------------------------------------------------


     The Board of Trustees has approved the reorganization of the McCarthy Fund into McCarthy Fund, a series of Advisors Series Trust ("New Fund"). A shareholder meeting is currently scheduled for June 6, 2002 to consider the matter. If approved by shareholders, the proposed reorganization will take place the following day or as soon as possible thereafter, upon receipt of all of the necessary regulatory approvals and legal opinions.

     Under the proposal, the assets and liabilities of the Fund would be transferred to the New Fund, and shares of the Fund would be exchanged, on a tax-free basis, for an equivalent dollar amount of New Fund shares. Therefore, you will hold the shares of the New Fund equal in value to shares of the Fund. McCarthy Group Asset Management, Inc. will continue to serve as investment adviser, carrying out an investment program for the New Fund that is identical to the Fund. The New Fund will be identical to the Fund with respect to business operations and service providers, as well as fees and expenses.

     Further  details  will  be  provided  in  a  proxy   statement   mailed  to
shareholders of record as of April 30, 2002.



               Please retain this Supplement with your Prospectus.




MAY 2, 2002